Supplemental Information on Oil and Gas Operations (Unaudited) (Tables)	12 Months Ended
Apr. 30, 2012
Supplemental Information On Oil And Gas Operations
Schedule of Proved Developed and Undeveloped Reserves of Oil

The following table summarizes the Company’s proved developed and undeveloped reserves (all oil) within the United States, net of royalties, as at April 30, 2012, 2011 and 2010:

Oil (MBbls)	2012	2011	2010

Proved reserves as at May 1	463	445	79
Extensions and discoveries	-	46	-
Dispositions	(45)	-	(3)
Production	(6)	(28)	(32)
Revisions of prior estimates	1	-	401
Total Proved reserves as at April 30	413	463	445

Oil (MBbls)	2012	2011	2010

Proved developed producing	-	191	191
Non-producing	203	-	-
Proved undeveloped	210	272	254
Total Proved reserves as at April 30	413	463	445

Note:

(1)        This supplementary oil and natural gas information is provided in accordance with the United States Financial Accounting Standards Board Topic 932 – “Extractive Activities – Oil and Gas”.

Schedule of Capitalized Costs Related to Oil and Gas Producing Activities

Capitalized Costs Related to Oil and Gas Assets	2012	2011	2010

Proved properties	$10,532,021	$10,474,051	$9,630,780
Unproved properties	105,123,129	105,123,129	104,692,582
	115,655,150	115,597,180	114,323,362
Less: amount impaired	(113,552,534)	(98,143,411)	(85,294,734)
Capitalized cost, net of impairment	2,102,616	17,453,796	29,028,628
Less: accumulated depletion	(1,077,616)	(816,555)	(95,815)
	$1,025,000	$16,637,214	28,932,813

Costs incurred in Oil and Gas Activities:	2012	2011	2010

Development	$243,409	$1,361,890	941,332
Exploration	-	-	-
	$243,409	$1,623,574	779,457

Note:

(1)        This supplementary oil and natural gas information is provided in accordance with the United States Financial Accounting Standards Board Topic 932 – “Extractive Activities – Oil and Gas”.

Schedule of Standardized Future Cash Flows Relating to Proved Reserves

Future cash flows relating to proved reserves:	2012	2011	2010

Future cash inflows	$27,858,000	$26,338,000	$26,291,000
Future operating costs	(12,203,000)	(9,686,000)	(10,672,000)
Future development costs	(1,994,000)	(3,345,000)	(3,488,000)
Future asset retirement costs	(146,000)	(141,000)	(139,000)
Future income taxes	-	-	-
Future net cash flows	13,515,000	13,166,000	11,992,000
10% discount factor	(4,168,000)	(3,225,000)	(3,286,000)
Standardized measure	$9,347,000	$9,941,000	$8,706,000

Schedule of Reconciliation of Future Cash Flows Relating to Proved Reserves

Reconciliation of future cash flows relating to proved reserves:	2012	2011	2010

Undiscounted value as of May 1	$13,166,000	$11,992,000	$472,000
Extensions and discoveries	-	1,308,100	-
Dispositions	(815,000)	-	(17,924)
Production	(166,068)	(1,904,800)	(2,379,900)
Revisions of prior volume estimates	28,436	-	10,806,300
Revisions of pricing	1,301,632	1,770,700)	3,111,524
Undiscounted value as at April 30	13,515,000	13,166,000	11,992,000
10% discount factor	(4,168,000)	(3,225,000)	(3,286,000)
Standardized measure	$9,347,000	$9,941,000	$8,706,000